Document and Entity Information	Jul. 16, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001711929
Document Type	S-11
Entity Registrant Name	Starwood Real Estate Income Trust, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	2340 Collins Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	305
Local Phone Number	695-5500